Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment approximate percentage	94.00%	94.00%
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, percentage useful life, minimum	3 years	3 years
Property, plant and equipment, percentage useful life, maximum	10 years	10 years